As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2012
(Unaudited)

Shares		Value
COMMON STOCKS - 67.04%
	AEROSPACE & DEFENSE - 6.87%
2,750,641	Goodrich Corporation (h)	$345,040,407
	AGRICULTURAL PRODUCTS - 3.08%
9,689,700	Viterra, Inc. (b)(g)	154,557,248
	APPLICATION SOFTWARE - 1.03%
1,124,200	Taleo Corporation (a)	51,634,506
	AUTOMOTIVE RETAIL - 0.20%
688,900	Pep Boys - Manny, Moe & Jack (a)(f)	10,278,388
	BROADCASTING & CABLE TV - 0.50%
515,000	Astral Media Inc. (b)	25,056,845
	CABLE & SATELLITE TV - 0.91%
1,541,174	Comcast Corporation - Special Class A	45,480,045
	COMMODITY CHEMICALS - 0.40%
575,400	Georgia Gulf Corporation (a)(f)	20,069,952
	COMMUNICATIONS EQUIPMENT - 6.05%
7,734,871	Motorola Mobility Holdings, Inc. (a)(h)	303,516,338
	CONSUMER FINANCE - 0.10%
477,290	Advance America Cash Advance Centers Inc.	5,006,772
	DIVERSIFIED CHEMICALS - 3.92%
3,149,400	Huntsman Corporation (f)	44,123,094
5,453,990	Solutia Inc. (h)	152,384,481
		196,507,575
	DIVERSIFIED METALS & MINING - 0.01%
310,134	Pilot Gold Inc. (a)(b)	562,778
	DRUG RETAIL - 1.35%
2,027,400	Walgreen Company (h)	67,897,626
	ELECTRIC UTILITIES - 2.46%
1,054,353	Exelon Corporation (f)	41,341,181
1,546,110	Progress Energy Inc.	82,113,902
		123,455,083
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.01%
701,393	Thomas & Betts Corporation (a)(f)	50,437,171
	GOLD - 0.03%
96,500	Minefinders Corporation Ltd. (a)(b)	1,341,350
	HEALTH CARE SERVICES - 4.01%
2,861,079	Medco Health Solutions, Inc. (a)(f)	201,133,854
	INDUSTRIAL CONGLOMERATES - 0.54%
478,700	Tyco International Ltd. (b)(f)	26,893,366
	INTEGRATED OIL & GAS - 2.99%
1,855,500	BP PLC - ADR (f)	83,497,500
877,300	ConocoPhillips (f)	66,683,573
		150,181,073
	INTEGRATED TELECOMMUNICATION SERVICES - 4.22%
2,622,375	AT&T Inc. (f)	81,896,771
1,918,340	CenturyLink, Inc. (f)	74,143,841
644,950	TELUS Corporation (non-voting) (b)(g)	36,694,483
497,100	Verizon Communications Inc.	19,004,133
		211,739,228
	INTERNET SOFTWARE & SERVICES - 2.15%
22,525,300	Alibaba.com (a)(b)	38,288,848
167,500	LoopNet, Inc. (a)	3,145,650
351,097	Tudou Holdings Ltd. - ADR (a)	10,367,894
3,714,000	Yahoo! Inc. (a)(h)	56,527,080
		108,329,472
	LIFE & HEALTH INSURANCE - 0.54%
601,200	Delphi Financial Group, Inc.	26,915,724
	LIFE SCIENCES TOOLS & SERVICES - 1.49%
1,419,729	Illumina, Inc. (a)(f)	74,691,943
	MULTI-LINE INSURANCE - 0.77%
1,842,200	Hartford Financial Services Group, Inc. (f)	38,833,576
	OIL & GAS EXPLORATION & PRODUCTION - 0.32%
2,417,035	EXCO Resources Inc. (f)	16,024,942
	OIL & GAS STORAGE & TRANSPORTATION - 8.19%
11,406,691	El Paso Corporation (f)	337,067,719
1,582,900	Provident Energy Ltd. (b)	19,106,839
1,784,300	Williams Companies, Inc. (h)	54,974,283
		411,148,841
	PACKAGED FOODS & MEATS - 1.95%
1,301,700	Kraft Foods, Inc. (f)	49,477,617
2,258,100	Sara Lee Corp. (f)	48,616,893
		98,094,510
	PHARMACEUTICALS - 1.99%
419,200	Abbott Laboratories (f)	25,692,768
936,600	Eli Lilly & Company	37,716,882
1,613,600	Pfizer Inc.	36,564,176
		99,973,826
	PROPERTY & CASUALTY INSURANCE - 0.01%
5,862	Harleysville Group Inc. (a)	338,237
	SEMICONDUCTOR EQUIPMENT - 2.55%
2,568,306	Novellus Systems, Inc. (a)	128,184,152
	SPECIALIZED FINANCE - 2.15%
1,043,132	NYSE Euronext (f)	31,304,391
4,174	Osaka Securities Exchange Co. (b)	23,172,079
1,192,675	TMX Group, Inc. (b)(g)	53,568,440
		108,044,910
	SPECIALTY CHEMICALS - 0.23%
1,022,606	Neo Material Technologies, Inc. (a)(b)	11,502,972
	TRADING COMPANIES & DISTRIBUTORS - 1.25%
2,769,562	RSC Holdings, Inc. (a)	62,564,406
	TRUCKING - 3.77%
2,338,825	Dollar Thrifty Automotive Group, Inc. (a)(i)(f)	189,234,331
	TOTAL COMMON STOCKS
	(Cost $3,209,513,534)	3,364,671,447

WARRANTS - 0.00%
142,642	Kinross Gold Corporation (a)(b)	91,524
	TOTAL WARRANTS
	(Cost $540,029)	91,524

Principal Amount
CONVERTIBLE BONDS - 0.38%
	Patriot Coal Corp.
$19,726,000	3.250%, 5/31/2013	18,912,303
	TOTAL CONVERTIBLE BONDS
	(Cost $19,088,102)	18,912,303

CORPORATE BONDS - 0.83%
	Level 3 Financing, Inc.
32,509,000	8.750%, 2/15/2017	34,134,450
	PHH Corp.
4,507,000	7.125%, 3/1/2013	4,591,506
	Solo Cup Co.
3,000,000	10.500%, 11/1/2013	3,067,500
	TOTAL CORPORATE BONDS
	(Cost $41,570,137)	41,793,456

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.75%
	AT&T Inc.
26,254	Expiration: April 2012, Exercise Price: $25.00	26,254
	BP PLC - ADR
5,127	Expiration: April 2012, Exercise Price: $41.00	71,778
5,534	Expiration: July 2012, Exercise Price: $39.00	370,778
5,127	Expiration: July 2012, Exercise Price: $40.00	430,668
	CenturyLink, Inc.
18,476	Expiration: April 2012, Exercise Price: $29.00	46,190
950	Expiration: July 2012, Exercise Price: $32.00	26,125
8,204	Expiration: July 2012, Exercise Price: $33.00	266,630
	ConocoPhillips
8,773	Expiration: May 2012, Exercise Price: $60.00	70,184
	Eli Lilly & Company
9,366	Expiration: April 2012, Exercise Price: $34.00	14,049
	Hartford Financial Services Group, Inc.
16,307	Expiration: June 2012, Exercise Price: $14.00	163,070
1,409	Expiration: June 2012, Exercise Price: $17.00	43,679
	Huntsman Corporation
13,195	Expiration: May 2012, Exercise Price: $8.00	32,988
10,368	Expiration: August 2012, Exercise Price: $11.00	414,720
	Kinder Morgan, Inc.
26,682	Expiration: June 2012, Exercise Price: $40.00	17,343,300
5,449	Expiration: June 2012, Exercise Price: $45.00	6,157,370
	Kraft Foods, Inc.
3,984	Expiration: April 2012, Exercise Price: $34.00	9,960
4,517	Expiration: June 2012, Exercise Price: $32.00	51,946
	Materials Select Sector SPDR Trust
636	Expiration: June 2012, Exercise Price: $38.00	131,334
	Molycorp, Inc.
1,249	Expiration: September 2012, Exercise Price: $40.00	1,508,167
	Pfizer Inc.
16,136	Expiration: April 2012, Exercise Price: $17.00	16,136
	Sara Lee Corp.
11,157	Expiration: April 2012, Exercise Price: $15.00	27,892
11,424	Expiration: April 2012, Exercise Price: $18.00	28,560
	SPDR S&P 500 ETF Trust
5,713	Expiration: April 2012, Exercise Price: $136.00	308,502
3,804	Expiration: May 2012, Exercise Price: $138.00	737,976
	Tyco International Ltd.
4,787	Expiration: April 2012, Exercise Price: $42.00	33,509
	Walgreen Company
20,274	Expiration: April 2012, Exercise Price: $29.00	60,822
	Williams Companies, Inc.
17,843	Expiration: May 2012, Exercise Price: $20.00	53,529
	Yahoo! Inc.
21,417	Expiration: April 2012, Exercise Price: $12.00	42,834
	Youku Inc. - ADR
4,498	Expiration: September 2012, Exercise Price: $40.00	9,153,430
	TOTAL PURCHASED PUT OPTIONS
	(Cost $58,322,467)	37,642,380

Principal Amount
ESCROW NOTES - 0.07%
	Washington Mutual, Inc., Liquidating Trust
$16,636,000	4.000%, 1/15/2009 (d)	489,930
5,747,000	4.200%, 1/15/2010 (d)	176,433
18,027,000	5.500%, 8/24/2011 (d)	731,896
20,154,000	5.000%, 3/22/2012 (d)	741,667
37,798,000	5.250%, 9/15/2017 (d)	1,451,444
	TOTAL ESCROW NOTES
	(Cost $0)	3,591,370
Shares
SHORT-TERM INVESTMENTS - 29.22%
290,000,000	BlackRock Liquidity Funds TempFund Portfolio 0.14% (c)(e)	290,000,000
290,000,000	Fidelity Institutional Government Portfolio 0.01% (c)(e)	290,000,000
16,574,890	First American Government Obligations Fund 0.02% (c)	16,574,890
290,000,000	Goldman Sachs Financial Square Money Market Fund 0.19% (c)(g)	290,000,000
290,000,000	Invesco Prime Portfolio Money Market 0.12% (c)(g)	290,000,000
290,000,000	The Liquid Asset Portfolio 0.16% (c)(g)	290,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,466,574,890)	1,466,574,890
	TOTAL INVESTMENTS
	(Cost $4,795,609,159) - 98.29%	$4,933,277,370

ADR -	American Depository Receipt
ETF -	Exchange Traded Fund
PLC -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2012.
(d)	Security fair valued in good faith.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Affiliated company.

(j)	The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$4,806,763,724
Gross unrealized appreciation	210,933,747
Gross unrealized depreciation	(84,420,101)
Net unrealized appreciation	$126,513,646

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(k)
Investment Valuation - Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in registered investment companies that are money market funds are valued at the end of day net asset value. Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. These securities are valued using quoted prices in active markets and are classified as Level 1 investments. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices. These securities, which include corporate bonds, are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Options purchased in an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Securities for which there are no such valuations are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. The
Adviser reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-
value pricing is employed, the prices of securities used by the Fund to calculate its net asset value (NAV) may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized if the securities were sold.  At March 31, 2012, securities fair valued in good faith represented 2.64% of net assets at the absolute value of long investments and securities sold short and at the absolute value of unrealized gains or losses on forward currency exchange and swap contracts.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates fair value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2012. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks *	$3,364,671,447	$-	$-	$3,364,671,447
Warrants	91,524		-	91,524
Convertible Bonds	-	18,912,303	-	18,912,303
Corporate Bonds	-	41,793,456	-	41,793,456
Purchased Put Options	37,642,380	-	-	37,642,380
Escrow Notes	-	-	3,591,370	3,591,370
Short-Term Investments	1,466,574,890	-	-	1,466,574,890
Swap Contracts **	-	33,499	-	33,499
Forward Currency Exchange Contracts **		1,876,418		1,876,418

Liabilities
Common Stocks Sold Short	$422,601,190	$121,375,696	$-	$543,976,886
Exchange Traded Funds Sold Short	13,199,536	-	-	13,199,536
Warrants Sold Short	10,692,886	-	-	10,692,886
Options Written	124,454,647	8,500,115	-	132,954,762
Swap Contracts **	-	33,663,089	-	33,663,089
Forward Currency Exchange Contracts **	-	13,460,127	-	13,460,127

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.The Funds did not have transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	3,591,370
Transfers in and/or out of Level 3	-
Balance as of March 31, 2012	$3,591,370

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of March 31, 2012, are as follows:

Description	Fair Value at 3/31/2012	Valuation Technique	Unobservable Input	Range
Escrow Note	489,930	Broker Quote	No trading activity	$2.82 - 3.07
Escrow Note	176,433	Broker Quote	No trading activity	$2.97 - 3.17
Escrow Note	731,896	Broker Quote	No trading activity	$3.96 - 4.16
Escrow Note	741,667	Broker Quote	No trading activity	$3.58 - 3.78
Escrow Note	1,451,444	Broker Quote	No trading activity	$3.75 - 3.95

The Level 3 securities were received through a bond settlement and are currently being priced at the mean of a bid/ask spread provided by broker's analysis of the market.
The Fund's Adviser will continue to analyze the valuation accordingly.

(l)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2012

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments. Fair values of derivative instruments as of March 31, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$37,642,380	N/A	$-
Written Options	N/A	-	Schedule of Options Written	132,954,762
Swap Contracts	Schedule of Swap Contracts	33,499	Schedule of Swap Contracts	33,663,089
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	1,876,418	Schedule of Forward Currency Exchange Contracts	13,460,127
Total		$39,552,297		$180,077,978

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2012
(Unaudited)

Shares		Value
COMMON STOCKS
1,541,174	Comcast Corporation - Class A	$46,250,632
6,203	CoStar Group Inc.	428,317
2,729,720	Duke Energy Corporation	57,351,417
506,672	Eastman Chemical Company	26,189,876
1,755,958	Express Scripts, Inc.	95,137,804
1,184,262	Hertz Global Holdings, Inc.	17,811,300
1,839,862	Johnson & Johnson (b)	121,375,696
1,496,918	Kinder Morgan, Inc.	57,855,881
638,758	Lam Research Corporation	28,501,382
52,895	Pan American Silver Corporation (a)	1,166,864
672,980	Pembina Pipeline Corporation (a)	19,013,060
6	Telephone & Data Systems, Inc.	139
644,950	TELUS Corporation (a)	37,425,140
770,626	United Rentals, Inc.	33,052,149
109,924	Youku Inc. - ADR	2,417,229
		543,976,886
EXCHANGE TRADED FUNDS
93,800	SPDR S&P 500 ETF Trust	13,199,536

WARRANTS
4,418,548	Kinder Morgan, Inc.	10,692,886
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $523,398,490)	$567,869,308

ADR -	American Depository Receipt
ETF -	Exchange Traded Fund
(a)	Foreign security.
(b)	Security fair valued in good faith.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2012
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	Abbott Laboratories
4,192	Expiration May 2012, Exercise Price $52.50	$3,684,768
	ASX Ltd.
2,490	Expiration May 2012, Exercise Price AUD 30.00	880,852
2,890	Expiration May 2012, Exercise Price AUD 31.00	741,044
	AT&T Inc.
16,505	Expiration April 2012, Exercise Price $30.00	2,030,115
1,260	Expiration May 2012, Exercise Price $29.00	280,980
1,259	Expiration May 2012, Exercise Price $30.00	156,116
7,200	Expiration May 2012, Exercise Price $31.00	360,000
	BP PLC - ADR
5,127	Expiration April 2012, Exercise Price $46.00	251,223
2,950	Expiration July 2012, Exercise Price $43.00	973,500
5,351	Expiration July 2012, Exercise Price $45.00	1,161,167
5,127	Expiration July 2012, Exercise Price $46.00	871,590
	British Sky Broadcasting Group PLC
48,930	Expiration April 2012, Exercise Price GBP 7.00	273,910
4,740	Expiration May 2012, Exercise Price GBP 7.00	75,816
	CenturyLink, Inc.
1,900	Expiration July 2012, Exercise Price $38.00	289,750
16,401	Expiration July 2012, Exercise Price $39.00	1,640,100
	ConocoPhillips
8,773	Expiration May 2012, Exercise Price $70.00	5,614,720
	Dollar Thrifty Automotive Group, Inc.
6,421	Expiration April 2012, Exercise Price $67.50	8,828,875
953	Expiration April 2012, Exercise Price $75.00	614,685
237	Expiration July 2012, Exercise Price $85.00	73,470
	Duke Energy Corporation
13,085	Expiration July 2012, Exercise Price $21.00	654,250
	El Paso Corporation
1,662	Expiration April 2012, Exercise Price $24.00	922,410
	Eli Lilly & Company
9,366	Expiration April 2012, Exercise Price $38.00	2,158,863
	EXCO Resources Inc.
9,190	Expiration April 2012, Exercise Price $7.00	183,800
1,970	Expiration April 2012, Exercise Price $8.00	9,850
	Exelon Corporation
2,425	Expiration April 2012, Exercise Price $40.00	24,250
2,812	Expiration May 2012, Exercise Price $39.00	203,870
471	Expiration July 2012, Exercise Price $40.00	25,905
	Georgia Gulf Corporation
5,754	Expiration April 2012, Exercise Price $27.50	4,257,960
	Hartford Financial Services Group, Inc.
16,307	Expiration June 2012, Exercise Price $18.00	5,748,218
2,115	Expiration June 2012, Exercise Price $20.00	430,402
	Huntsman Corporation
4,601	Expiration May 2012, Exercise Price $12.00	1,012,220
2,616	Expiration May 2012, Exercise Price $14.00	222,360
20,738	Expiration August 2012, Exercise Price $13.00	3,992,065
	Illumina, Inc.
8,792	Expiration April 2012, Exercise Price $50.00	3,077,200
4,476	Expiration April 2012, Exercise Price $52.50	805,680
	Kinder Morgan, Inc.
24,657	Expiration June 2012, Exercise Price $40.00	1,602,705
5,449	Expiration June 2012, Exercise Price $45.00	81,735
	Kraft Foods, Inc.
3,984	Expiration April 2012, Exercise Price $38.00	151,392
9,033	Expiration June 2012, Exercise Price $38.00	844,585
	Lam Research Corporation
15,838	Expiration June 2012, Exercise Price $31.00	21,777,250
6,663	Expiration June 2012, Exercise Price $32.00	8,495,325
	Medco Health Solutions, Inc.
4,045	Expiration April 2012, Exercise Price $57.50	5,379,850
2,858	Expiration April 2012, Exercise Price $65.00	1,914,860
	Molycorp, Inc.
1,249	Expiration September 2012, Exercise Price $40.00	182,354
	NYSE Euronext
4,326	Expiration June 2012, Exercise Price $27.00	1,514,100
4,818	Expiration June 2012, Exercise Price $28.00	1,315,314
	Pep Boys - Manny, Moe & Jack
6,889	Expiration July 2012, Exercise Price $15.00	34,445
	Pfizer Inc.
16,136	Expiration April 2012, Exercise Price $21.00	2,686,644
	Sara Lee Corp.
11,157	Expiration April 2012, Exercise Price $19.00	2,845,035
11,424	Expiration April 2012, Exercise Price $20.00	1,827,840
	SPDR S&P 500 ETF Trust
1,902	Expiration May 2012, Exercise Price $143.00	340,458
	Thomas & Betts Corporation
4,090	Expiration June 2012, Exercise Price $72.50	81,800
2,917	Expiration June 2012, Exercise Price $75.00	36,463
	TNT Express NV
1,301	Expiration April 2012, Exercise Price EUR 9.20	26,028
20,360	Expiration April 2012, Exercise Price EUR 9.20	407,322
13,175	Expiration April 2012, Exercise Price EUR 8.80	861,013
12,297	Expiration May 2012, Exercise Price EUR 9.20	344,414
13,699	Expiration June 2012, Exercise Price EUR 9.60	127,894
	Tyco International Ltd.
4,787	Expiration April 2012, Exercise Price $47.00	4,394,466
	Verizon Communications Inc.
4,971	Expiration May 2012, Exercise Price $36.00	1,108,533
	Viterra, Inc.
8,808	Expiration April 2012, Exercise Price CAD 15.00	838,900
1,830	Expiration April 2012, Exercise Price CAD 16.00	18,348
	Walgreen Company
20,274	Expiration April 2012, Exercise Price $32.00	3,476,991
	Williams Companies, Inc.
17,843	Expiration May 2012, Exercise Price $26.00	8,966,107
	Xstrata PLC
28,800	Expiration April 2012, Exercise Price GBP 11.00	921,312
11,450	Expiration April 2012, Exercise Price GBP 11.50	146,514
29,250	Expiration April 2012, Exercise Price GBP 10.50	2,058,527
14,310	Expiration May 2012, Exercise Price GBP 11.00	778,221
	Yahoo! Inc.
32,505	Expiration April 2012, Exercise Price $14.00	4,225,650
4,635	Expiration April 2012, Exercise Price $15.00	250,290
	Youku Inc. - ADR
4,498	Expiration September 2012, Exercise Price $40.00	101,205
		132,695,874
PUT OPTIONS WRITTEN
	Barnes & Noble, Inc.
2,376	Expiration April 2012, Exercise Price $10.00	5,940
1,436	Expiration May 2012, Exercise Price $12.00	32,100
	SPDR S&P 500 ETF Trust
2,568	Expiration May 2012, Exercise Price $132.00	220,848
		258,888
	TOTAL OPTIONS WRITTEN
	(Premiums received $113,682,411)	$132,954,762

ADR -	American Depository Receipt
AUD -	Australian Dollar
CAD -	Canadian Dollar
ETF -	Exchange Traded Fund
EUR -	Euro
GBP -	British Pound
PLC -	Public Limited Company

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2012
(Unaudited)

							Unrealized
Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2012	Currency to be Received		U.S. $ Value at March 31, 2012	Appreciation (Depreciation)
4/4/2012	5,255,865	Australian Dollars	$5,441,152	5,329,973	U.S. Dollars	5,329,973	$(111,179)
4/17/2012	7,215,187	Australian Dollars	7,458,593	7,713,035	U.S. Dollars	7,713,035	254,442
4/26/2012	1,023,377	U.S. Dollars	1,023,377	975,574	Australian Dollars	1,008,485	(14,892)
4/26/2012	22,675,380	Australian Dollars	23,416,660	23,394,083	U.S. Dollars	23,394,083	(22,577)
4/27/2012	34,355,724	Australian Dollars	35,474,863	33,922,242	U.S. Dollars	33,922,242	(1,552,621)
5/17/2012	16,124,590	Australian Dollars	16,611,027	16,927,272	U.S. Dollars	16,927,272	316,245
4/18/2012	5,752,229	British Pounds	9,199,602	9,076,442	U.S. Dollars	9,076,442	(123,160)
4/27/2012	93,188,000	British Pounds	149,028,644	145,897,835	U.S. Dollars	145,897,835	(3,130,809)
4/27/2012	2,969,439	U.S. Dollars	2,969,439	1,887,000	British Pounds	3,017,739	48,300
5/30/2012	59,447,948	British Pounds	95,045,445	94,061,515	U.S. Dollars	94,061,515	(983,930)
6/20/2012	17,786,035	British Pounds	28,432,832	28,200,873	U.S. Dollars	28,200,873	(231,959)
9/20/2012	3,788,120	British Pounds	6,064,023	6,047,431	U.S. Dollars	6,047,431	(16,592)
4/19/2012	177,560	Canadian Dollars	177,944	177,056	U.S. Dollars	177,056	(888)
5/2/2012	171,525,050	Canadian Dollars	171,850,105	172,955,036	U.S. Dollars	172,955,036	1,104,931
5/16/2012	931,002	Canadian Dollars	932,468	929,515	U.S. Dollars	929,515	(2,953)
5/17/2012	55,160,715	Canadian Dollars	55,246,292	55,138,282	U.S. Dollars	55,137,282	(109,010)
9/20/2012	8,231,979	Canadian Dollars	8,220,889	8,247,287	U.S. Dollars	8,247,287	26,398
12/19/2012	25,750,000	Canadian Dollars	25,655,979	25,717,981	U.S. Dollars	25,717,981	62,002
5/4/2012	67,176,805	Euros	89,608,103	88,599,746	U.S. Dollars	88,599,746	(1,008,357)
5/4/2012	5,294,214	U.S. Dollars	5,294,214	3,998,420	Euros	5,333,550	39,336
6/27/2012	304,091,550	Hong Kong Dollars	39,174,250	39,199,014	U.S. Dollars	39,199,014	24,764
7/25/2012	1,878,300,000	Japanese Yen	22,719,817	22,684,783	U.S. Dollars	22,684,783	(35,034)
4/26/2012	183,996,200	Swiss Francs (a)	203,809,093	197,676,335	U.S. Dollars	197,676,335	(6,132,758)
			$1,002,854,811			$991,254,510	$(11,600,301)

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2012.
(a) Security fair valued in good faith.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2012
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
6/30/2012	ASX Ltd.	538,058	$18,229,599	$2,042,656	JPMorgan Chase & Co. Inc.
5/30/2012	Austar United Communications Limited	15,006,171	22,118,496	72,635	JPMorgan Chase & Co. Inc.
6/30/2012	British Sky Broadcasting Group PLC	3,413,600	36,305,616	(9,126,943)	Merrill Lynch & Co. Inc.
6/30/2012	British Sky Broadcasting Group PLC	5,078,964	54,017,728	(10,045,642)	JPMorgan Chase & Co. Inc.
6/15/2012	Cove Energy PLC	7,114,414	23,936,304	(1,173,517)	JPMorgan Chase & Co. Inc.
12/31/2012	Charter Hall Office REIT	2,032,447	6,476,717	(1,253,776)	JPMorgan Chase & Co. Inc.
4/15/2012	Extract Resources Limited (a)	1,135,810	10,139,160	389,238	Merrill Lynch & Co. Inc.
4/15/2012	Extract Resources Limited (a)	2,835,950	25,315,987	1,188,591	JPMorgan Chase & Co. Inc.
12/31/2012	Hillgrove Resources Limited	13,139,699	3,409,752	314,827	JPMorgan Chase & Co. Inc.
7/15/2012	International Power PLC	912,800	5,916,459	(4,874)	JPMorgan Chase & Co. Inc.
6/30/2012	Smith & Nephew PLC	858,249	8,635,315	(751,339)	Merrill Lynch & Co. Inc.
6/20/2012	Synthes, Inc.	1,839,962	315,809,845	3,371,766	JPMorgan Chase & Co. Inc.
6/30/2012	TELUS Corporation (non-voting)	117,600	6,743,934	(18,736)	The Goldman Sachs Group, Inc.
6/30/2012	TELUS Corporation (non-voting)	2,523,050	144,687,784	189,680	Merrill Lynch & Co. Inc.
9/30/2012	TMX Group, Inc.	98,200	4,408,778	33,499	Deutsche Bank AG
7/30/2012	TNT Express NV	3,265,700	40,164,028	163,677	Merrill Lynch & Co. Inc.
7/30/2012	TNT Express NV	3,597,107	44,239,920	233,133	JPMorgan Chase & Co. Inc.
9/30/2012	Viterra, Inc.	964,100	15,408,188	(256,708)	Merrill Lynch & Co. Inc.
9/15/2012	Xstrata PLC	8,381,000	142,124,495	(16,973,393)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
8/30/2012	Eastman Chemical Company	(147,807)	(7,570,674)	(224,187)	Merrill Lynch & Co. Inc.
4/2/2012	Express Scripts, Inc.	(2,384)	(126,733)	1,607	Merrill Lynch & Co. Inc.
6/20/2012	Johnson & Johnson (a)	(100)	(6,542)	(251)	Merrill Lynch & Co. Inc.
6/30/2012	TELUS Corporation	(117,600)	(6,878,435)	(44,390)	The Goldman Sachs Group, Inc.
6/30/2012	TELUS Corporation	(2,523,050)	(147,573,422)	(1,757,143)	Merrill Lynch & Co. Inc.
				$(33,629,590)

PLC -	Public Limited Company
*	Unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued in good faith.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Merger Fund

By (Signature and Title) /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date       5/23/12

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date       5/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date       5/23/12

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date       5/23/12

* Print the name and title of each signing officer under his or her signature.